Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other receivables
Schedule of trade and other receivables

The carrying value of all trade receivables, contract assets and finance lease receivables recorded at amortised cost is reduced by allowances for lifetime estimated credit losses. Estimated future credit losses are first recorded on the initial recognition of a receivable and are based on the ageing of the receivable balances, historical experience and forward looking considerations. Individual balances are written off when management deems them not to be collectible.

	2020	2019
	€m	€m
Included within non-current assets:
Trade receivables	68	197
Trade receivables held at fair value through other comprehensive income	261	179
Net investment in leases[1]	118	—
Contract assets	583	531
Contract-related costs	628	375
Other receivables	84	78
Prepayments	212	371
Derivative financial instruments[2]	8,424	3,439
	10,378	5,170
Included within current assets:
Trade receivables	3,706	4,088
Trade receivables held at fair value through other comprehensive income	556	613
Net investment in leases[1]	32	—
Contract assets	2,980	3,671
Contract-related costs	1,293	1,132
Amounts owed by associates and joint ventures	362	388
Other receivables	871	876
Prepayments	859	1,227
Derivative financial instruments[2]	752	195
	11,411	12,190

Notes:

1Previously disclosed as part of prepayments in the year ended 31 March 2019.

2Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.